Capital structure, Share Schemes, Movement in Performance Rights on Issue (Details) - Performance Rights [Member]	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
Movement in performance rights on issue [Abstract]
Opening balance (in shares)	33,882,163	31,470,849
Issued (in shares)	63,081,077	20,148,026
Exercised (in shares)	(30,057,808)	(12,836,169)
Forfeited (in shares)	(3,614,903)	(4,900,543)
Closing balance (in shares)	63,290,529	33,882,163
2020 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		06-Nov-20
Vesting date		Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1665
Opening balance (in shares)	0	2,016,774
Issued (in shares)		0
Exercised (in shares)		(705,871)
Forfeited (in shares)		(1,310,903)
Closing balance (in shares)		0
2020 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		06-Nov-20
Vesting date		Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.195
Opening balance (in shares)	0	1,344,516
Issued (in shares)		0
Exercised (in shares)		(1,344,516)
Forfeited (in shares)		0
Closing balance (in shares)		0
2020 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20
Vesting date		Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.137
Opening balance (in shares)	0	1,527,255
Issued (in shares)		0
Exercised (in shares)		(534,541)
Forfeited (in shares)		(992,714)
Closing balance (in shares)		0
2020 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20
Vesting date		Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.125
Opening balance (in shares)	0	2,170,190
Issued (in shares)		0
Exercised (in shares)		(2,170,190)
Forfeited (in shares)		0
Closing balance (in shares)		0
2020 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20
Vesting date		Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.137
Opening balance (in shares)	0	3,642,025
Issued (in shares)		0
Exercised (in shares)		(1,274,711)
Forfeited (in shares)		(2,367,314)
Closing balance (in shares)		0
2020 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20
Vesting date		Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.125
Opening balance (in shares)	0	2,428,016
Issued (in shares)		0
Exercised (in shares)		(2,428,016)
Forfeited (in shares)		0
Closing balance (in shares)		0
Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		30-Sep-20
Vesting date		Sep. 30, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.12
Opening balance (in shares)	0	226,129
Issued (in shares)		0
Exercised (in shares)		(226,129)
Forfeited (in shares)		0
Closing balance (in shares)		0
Retention on Employment - Directors [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Feb-21
Vesting date		Feb. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.33
Opening balance (in shares)	0	600,000
Issued (in shares)		0
Exercised (in shares)		(600,000)
Forfeited (in shares)		0
Closing balance (in shares)		0
2021 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-21	01-Jul-21
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.371	$ 0.371
Opening balance (in shares)	1,458,852	1,458,852
Issued (in shares)	0	0
Exercised (in shares)	(364,714)	0
Forfeited (in shares)	(1,094,138)	0
Closing balance (in shares)	0	1,458,852
2021 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-21	01-Jul-21
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.33	$ 0.33
Opening balance (in shares)	972,569	972,569
Issued (in shares)	0	0
Exercised (in shares)	(972,569)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	972,569
Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-21	01-Jul-21
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.33	$ 0.33
Opening balance (in shares)	679,146	679,146
Issued (in shares)	0	0
Exercised (in shares)	(679,146)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	679,146
2021 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	26-Aug-21
Vesting date	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.457
Opening balance (in shares)	354,093
Issued (in shares)	0
Exercised (in shares)	(88,525)
Forfeited (in shares)	(265,568)
Closing balance (in shares)	0	354,093
2021 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		26-Aug-21
Vesting date		Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.457
Opening balance (in shares)	577,177	605,125
Issued (in shares)		0
Exercised (in shares)		0
Forfeited (in shares)		(27,948)
Closing balance (in shares)		577,177
2021 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	26-Aug-21
Vesting date	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.457
Opening balance (in shares)	223,084
Issued (in shares)	0
Exercised (in shares)	(55,771)
Forfeited (in shares)	(167,313)
Closing balance (in shares)	0	223,084
2021 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	26-Aug-21
Vesting date	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.51
Opening balance (in shares)	721,111
Issued (in shares)	0
Exercised (in shares)	(721,111)
Forfeited (in shares)	0
Closing balance (in shares)	0	721,111
2021 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		26-Aug-21
Vesting date		Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.51
Opening balance (in shares)	944,195	1,028,040
Issued (in shares)		0
Exercised (in shares)		0
Forfeited (in shares)		(83,845)
Closing balance (in shares)		944,195
2021 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	26-Aug-21
Vesting date	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.51
Opening balance (in shares)	223,084
Issued (in shares)	0
Exercised (in shares)	(223,084)
Forfeited (in shares)	0
Closing balance (in shares)	0	223,084
2021 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	05-Nov-21	05-Nov-21
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.724	$ 0.724
Opening balance (in shares)	1,567,975	1,567,975
Issued (in shares)	0	0
Exercised (in shares)	(391,995)	0
Forfeited (in shares)	(1,175,980)	0
Closing balance (in shares)	0	1,567,975
2021 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	05-Nov-21	05-Nov-21
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.79	$ 0.79
Opening balance (in shares)	1,045,316	1,045,316
Issued (in shares)	0	0
Exercised (in shares)	(1,045,316)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	1,045,316
Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	16-Nov-21	16-Nov-21
Vesting date	Nov. 16, 2024	Nov. 16, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.705	$ 0.705
Opening balance (in shares)	115,000	115,000
Issued (in shares)	0	0
Exercised (in shares)	(115,000)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	115,000
2022 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-22	01-Jul-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.4528	$ 0.4528
Opening balance (in shares)	1,392,806	1,392,806
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	1,392,806	1,392,806
2022 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-22	01-Jul-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.425	$ 0.425
Opening balance (in shares)	928,538	928,538
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	928,538	928,538
Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-22	01-Jul-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.425	$ 0.425
Opening balance (in shares)	35,000	35,000
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	35,000	35,000
2022 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	22-Aug-22	22-Aug-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.68	$ 0.68
Opening balance (in shares)	200,000	200,000
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	(57,773)	0
Closing balance (in shares)	142,227	200,000
2022 Cash Bonus conversion - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-22
Vesting date		Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.425
Opening balance (in shares)	0	1,207,370
Issued (in shares)		0
Exercised (in shares)		(1,207,370)
Forfeited (in shares)		0
Closing balance (in shares)		0
2022 Cash Bonus Conversion - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-22
Vesting date		Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.425
Opening balance (in shares)	0	929,307
Issued (in shares)		0
Exercised (in shares)		(929,307)
Forfeited (in shares)		0
Closing balance (in shares)		0
Retention on Employment - Directors [Member]
Movement in performance rights on issue [Abstract]
Grant date	25-Aug-22	25-Aug-22
Vesting date	Aug. 25, 2025	Aug. 25, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.66	$ 0.66
Opening balance (in shares)	200,000	200,000
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	(3,467)	0
Closing balance (in shares)	196,533	200,000
2022 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Sep-22	01-Sep-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.6128	$ 0.6128
Opening balance (in shares)	59,905	59,905
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	(19,258)	0
Closing balance (in shares)	40,647	59,905
2022 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Sep-22	01-Sep-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.65	$ 0.65
Opening balance (in shares)	179,715	179,715
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	179,715	179,715
2022 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	05-Sep-22	05-Sep-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.6448	$ 0.6448
Opening balance (in shares)	306,987	306,987
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	306,987	306,987
2022 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	05-Sep-22	05-Sep-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.615	$ 0.615
Opening balance (in shares)	204,658	204,658
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	204,658	204,658
2022 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	05-Sep-22	05-Sep-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.578	$ 0.578
Opening balance (in shares)	651,640	681,095
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	(29,455)
Closing balance (in shares)	651,640	651,640
2022 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	05-Sep-22	05-Sep-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.615	$ 0.615
Opening balance (in shares)	961,948	1,050,312
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	(88,364)
Closing balance (in shares)	961,948	961,948
2022 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	04-Nov-22	04-Nov-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.5245	$ 0.5245
Opening balance (in shares)	1,249,442	1,249,442
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	1,249,442	1,249,442
2022 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	04-Nov-22	04-Nov-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.57	$ 0.57
Opening balance (in shares)	832,962	832,962
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	832,962	832,962
PR's in lieu of directors fees [Member]
Movement in performance rights on issue [Abstract]
Grant date		04-Nov-22
Vesting date		Nov. 04, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.57
Opening balance (in shares)	385,824	385,824
Issued (in shares)		0
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		385,824
Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jan-23	01-Jan-23
Vesting date	Jan. 01, 2026	Jan. 01, 2026
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.37	$ 0.37
Opening balance (in shares)	200,000	200,000
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	(200,000)	0
Closing balance (in shares)	0	200,000
2023 STI Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-23	01-Jul-23
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.34
Opening balance (in shares)	548,268	0
Issued (in shares)	0	548,268
Exercised (in shares)	(548,268)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	548,268
2023 STI Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-23	01-Jul-23
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.34
Opening balance (in shares)	3,810,642	0
Issued (in shares)	0	3,810,642
Exercised (in shares)	(3,810,642)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	3,810,642
2023 LTI Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	12-Sep-23	12-Sep-23
Vesting date	Jul. 01, 2026	Jul. 01, 2026
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.225
Opening balance (in shares)	2,249,082	0
Issued (in shares)	0	2,249,082
Exercised (in shares)	0	0
Forfeited (in shares)	(197,049)	0
Closing balance (in shares)	2,052,033	2,249,082
2023 LTI Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	12-Sep-23	12-Sep-23
Vesting date	Jul. 01, 2026	Jul. 01, 2026
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.225
Opening balance (in shares)	1,361,291	0
Issued (in shares)	0	1,361,291
Exercised (in shares)	0	0
Forfeited (in shares)	(149,891)	0
Closing balance (in shares)	1,211,400	1,361,291
2023 LTI Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	12-Sep-23	12-Sep-23
Vesting date	Jul. 01, 2026	Jul. 01, 2026
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.225
Opening balance (in shares)	1,533,520	0
Issued (in shares)	0	1,533,520
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	1,533,520	1,533,520
2023 LTI Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	12-Sep-23	12-Sep-23
Vesting date	Jul. 01, 2026	Jul. 01, 2026
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.225
Opening balance (in shares)	2,300,279	0
Issued (in shares)	0	2,300,279
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	2,300,279	2,300,279
2023 LTI Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	12-Sep-23	12-Sep-23
Vesting date	Jul. 01, 2026	Jul. 01, 2026
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.225
Opening balance (in shares)	1,127,137	0
Issued (in shares)	0	1,127,137
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	1,127,137	1,127,137
2023 LTI Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	12-Sep-23	12-Sep-23
Vesting date	Jul. 01, 2026	Jul. 01, 2026
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.225
Opening balance (in shares)	1,690,704	0
Issued (in shares)	0	1,690,704
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	1,690,704	1,690,704
2023 MD Awards - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Oct-23
Vesting date		Oct. 03, 2023
Opening balance (in shares)	0	0
Issued (in shares)		280,000
Exercised (in shares)		(280,000)
Forfeited (in shares)		0
Closing balance (in shares)		0
2023 Cash Bonus Conversion - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		29-Sep-23
Vesting date		Oct. 01, 2023
Opening balance (in shares)	0	0
Issued (in shares)		749,694
Exercised (in shares)		(749,694)
Forfeited (in shares)		0
Closing balance (in shares)		0
Retention on Employment Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	1-Oct-23	01-Oct-23
Vesting date	Sep. 30, 2026	Sep. 30, 2026
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.22
Opening balance (in shares)	225,000	0
Issued (in shares)	0	225,000
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	225,000	225,000
2023 STI Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	03-Nov-23	03-Nov-23
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.175
Opening balance (in shares)	2,910,454	0
Issued (in shares)	0	2,910,454
Exercised (in shares)	(2,910,454)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	2,910,454
Retention on Employment - Directors [Member]
Movement in performance rights on issue [Abstract]
Grant date	03-Nov-23	03-Nov-23
Vesting date	Nov. 02, 2024	Nov. 02, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.24
Opening balance (in shares)	1,361,955	0
Issued (in shares)	0	1,361,955
Exercised (in shares)	(1,361,955)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	1,361,955
2024 STI - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-24
Vesting date	Oct. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.1488
Opening balance (in shares)	0
Issued (in shares)	3,417,317
Exercised (in shares)	(722,266)
Forfeited (in shares)	0
Closing balance (in shares)	2,695,051	0
2024 STI - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-24
Vesting date	Oct. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.1488
Opening balance (in shares)	0
Issued (in shares)	7,338,731
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	7,338,731	0
2024 LTI Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	30-Sep-24
Vesting date	Jul. 01, 2027
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.1488
Opening balance (in shares)	0
Issued (in shares)	5,411,818
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	5,411,818	0
2024 LTI Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	30-Sep-24
Vesting date	Jul. 01, 2027
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.1488
Opening balance (in shares)	0
Issued (in shares)	3,607,876
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	3,607,876	0
2024 LTI Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	30-Sep-24
Vesting date	Jul. 01, 2027
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.1488
Opening balance (in shares)	0
Issued (in shares)	2,815,486
Exercised (in shares)	0
Forfeited (in shares)	(54,774)
Closing balance (in shares)	2,760,712	0
2024 LTI Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	30-Sep-24
Vesting date	Jul. 01, 2027
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.1488
Opening balance (in shares)	0
Issued (in shares)	4,494,646
Exercised (in shares)	0
Forfeited (in shares)	(164,323)
Closing balance (in shares)	4,330,323	0
2024 LTI Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Nov-24
Vesting date	Jul. 01, 2027
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.28
Opening balance (in shares)	0
Issued (in shares)	4,009,239
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	4,009,239	0
2024 LTI Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Nov-24
Vesting date	Jul. 01, 2027
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.28
Opening balance (in shares)	0
Issued (in shares)	2,672,826
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	2,672,826	0
2024 STI - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Nov-24
Vesting date	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.28
Opening balance (in shares)	0
Issued (in shares)	6,079,022
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	6,079,022	0
Retention on Employment - Directors [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Nov-24
Vesting date	Nov. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.28
Opening balance (in shares)	0
Issued (in shares)	713,826
Exercised (in shares)	0
Forfeited (in shares)	(65,369)
Closing balance (in shares)	648,457	0
ROD Bonus - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	07-Nov-24
Vesting date	Nov. 08, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.21
Opening balance (in shares)	0
Issued (in shares)	7,558,318
Exercised (in shares)	(7,558,318)
Forfeited (in shares)	0
Closing balance (in shares)	0	0
ROD Bonus - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	07-Nov-24
Vesting date	Nov. 08, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.21
Opening balance (in shares)	0
Issued (in shares)	8,488,674
Exercised (in shares)	(8,488,674)
Forfeited (in shares)	0
Closing balance (in shares)	0	0
2024 Supplemental LTI [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Mar-25
Vesting date	Feb. 28, 2029
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.145
Issued (in shares)	6,273,298
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	6,273,298
Retention on Employment - Directors [Member]
Movement in performance rights on issue [Abstract]
Grant date	05-May-25
Vesting date	May 04, 2028
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.135
Opening balance (in shares)	0
Issued (in shares)	200,000
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	200,000	0